Property and Equipment and Leased assets and lease liabilities - Future Maturities of the Lease Liabilities (Details) $ in Millions	Dec. 31, 2019 CLP ($)
Statement Line Items [Line Items]
Total	$ 154,784
Up to 1 month [Member]
Statement Line Items [Line Items]
Total	2,535
Over 1 month and up to 3 months [Member]
Statement Line Items [Line Items]
Total	5,137
Over 3 months and up to 12 months [Member]
Statement Line Items [Line Items]
Total	22,417
Over 1 year and up to 3 years [Member]
Statement Line Items [Line Items]
Total	55,188
Over 5 years [Member]
Statement Line Items [Line Items]
Total	39,205
Over 3 years and up to 5 years
Statement Line Items [Line Items]
Total	30,302
Buildings [Member]
Statement Line Items [Line Items]
Total	121,019
Buildings [Member] | Up to 1 month [Member]
Statement Line Items [Line Items]
Total	1,726
Buildings [Member] | Over 1 month and up to 3 months [Member]
Statement Line Items [Line Items]
Total	3,519
Buildings [Member] | Over 3 months and up to 12 months [Member]
Statement Line Items [Line Items]
Total	15,286
Buildings [Member] | Over 1 year and up to 3 years [Member]
Statement Line Items [Line Items]
Total	37,063
Buildings [Member] | Over 3 years and up to 5 years [Member]
Statement Line Items [Line Items]
Total	24,899
Buildings [Member] | Over 5 years [Member]
Statement Line Items [Line Items]
Total	38,526
ATMs [Member]
Statement Line Items [Line Items]
Total	33,765
ATMs [Member] | Up to 1 month [Member]
Statement Line Items [Line Items]
Total	809
ATMs [Member] | Over 1 month and up to 3 months [Member]
Statement Line Items [Line Items]
Total	1,618
ATMs [Member] | Over 3 months and up to 12 months [Member]
Statement Line Items [Line Items]
Total	7,131
ATMs [Member] | Over 1 year and up to 3 years [Member]
Statement Line Items [Line Items]
Total	18,125
ATMs [Member] | Over 3 years and up to 5 years [Member]
Statement Line Items [Line Items]
Total	5,403
ATMs [Member] | Over 5 years [Member]
Statement Line Items [Line Items]
Total	$ 679